UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 29, 2012

Date of reporting period:  August 31, 2011

Item 1. Reports to Stockholders.

NIEMANN TACTICAL
RETURN FUND

The Fund is a series of Advisors Series Trust.

www.ncmfunds.net

SEMI-ANNUAL REPORT

August 31, 2011

Niemann Tactical Return Fund

Semi-Annual Review ending August 31, 2011

The intermediate uptrend that started late summer of 2010 was replaced over the past six months with a volatile down-trending market through the end of August 2011.  While one of the core tenets of the Fund is to manage risk, the market environment has continued to be a somewhat difficult one to navigate.  The good news is that the Fund reacted and performed much better during the latest downturn that began in July 2011 than it did in the downturn that occurred in the spring and summer of 2010.  The market environment trended in more decisive manner which allowed our risk management to dampen the downside in the equity markets.  Let’s review the performance.

The Fund underperformed its blended benchmark (consisting of one-third of the Russell 3000 Index, one-third of the MSCI EAFE index and one-third of the Barclays Capital Global Aggregate Bond Index) (the “Blended Index”) over the past six months.  The Fund’s Class A share returned a -13.37% over the six month period ended August 31, 2011 while the Blended Index registered a return of -4.11% for the same period.  The fund’s underperformance versus its blended benchmark was due to a variety of factors.  These factors included an underweight in fixed income, and an overweight in small and mid capitalization growth sectors, which underperformed the large capitalization sectors as the market began to selloff.  Also adversely impacting performance was the fact that trend leadership in sectors and asset classes continues to be short in duration.  This led us to get into trends too late and get out of them too late causing relative underperformance.

Let’s review our thinking of the past six months and encapsulate what we were seeing at various times in the marketplace that led to our investment decisions.  As we entered April, the markets had recovered nicely from the disaster in Japan (and subsequent lows) and continued higher smartly.  The intermediate term trend had recovered its footing and broad markets looked poised to continue this upward momentum; however, the shorter term picture showed some interesting cross currents to watch.  The leading themes of the uptrend (small and mid-growth, energy and metals) started to experience increased volatility and see some heightened selling pressure.  At the time, we noted this and kept a sharp eye on potential market sector/segment rotations that could be in the future.  One of the recurring themes since the market bottom of March 2009 has been a much shorter time duration for market leadership, so we also kept this in mind.

By the time summer rolled around, we saw a market that was showing all the signs of fatigue.  Upward momentum was slowing dramatically, money flows into the market were weakening, and economic data both in the U.S. and globally was starting to slow.  These factors, coupled with the European debt crisis starting to rear its ugly head, led to a market that declined in May and June.  As one would expect, the Fund became more defensively positioned with higher cash levels and more defensive sector allocations.  Then, the almost unbelievable rally during the last week of June (S&P 500 up 6%) occurred and it looked to possibly be the harbinger of one more upswing in this intermediate uptrend, and turned some of our metrics more bullish.

As the summer went along it became more apparent to us that the market was indeed suffering from some serious problems, including an elevation in risk.  After the quick and powerful week long rally at the end of June, we quickly lowered the Fund’s exposure to equities once again and became as defensive as we have been since the inception of the Fund.  There were obviously numerous reasons for the market to become skittish, the U.S. debt downgrade, continuing European sovereign debt issues, the debt ceiling fiasco in Washington DC, and of course, further deterioration in global economic data.  This led us (through the use of our metrics) to warrant a more defensive position in the Fund.  We not only added to cash but took opportunities with some inverse positions and also added a significant exposure to the U.S. and Global bond markets.

As we moved into August, markets around the world were experiencing intensified stress and historic volatility levels.  Headline risk regarding European debt and a looming global recession dominated investor’s thoughts and as a consequence, major markets around the world fell very far, very fast.  The Fund continued (and continues to be as of this writing) positioned very defensively in such an environment.  Bonds, defensive sectors (such as utilities), and some inverse sectors led the Fund to hold its own for the month and helped to mitigate the downside damage.  While we obviously do not know what the future will hold, we continue to follow our time-tested methodology and will remain cautious until our systematic approach signals otherwise.

The good news is that the recent quarter (or three months) ending August 30, 2011 saw a market environment more conducive to our methodology as the Fund returned -13.23%, relative to the Blended Index return of -6.10%.  While the underperformance is still there, the margin has shrunk.  Remember, with our methodology, we never try to pick market tops or bottoms but do try to manage and mitigate downside risk in our endeavor to prevent significant loss of capital.

Past performance is not a guarantee of future results.

The opinions expressed above are those of the advisor, are subject to change, and should not be considered investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for investments in emerging markets. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Investments in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. The Fund will bear its share of the fees and expenses of underlying funds. Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds. Investments in exchange-traded funds (“ETFs”) are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares.

The MSCI EAFE (Morgan Stanley Capital International, Europe, Australia and Far East) Index is an unmanaged index of over 1,000 foreign common stock prices including the reinvestment of dividends. It is widely recognized as a benchmark for measuring the performance of international value funds. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Barclays Capital Global Aggregate Bond Index provides a broad-based measure of the global investment grade fixed-rate debt markets. The Blended Index consists of one-third of the MSCI EAFE Index, one-third of the Barclays Capital Global Aggregate Bond Index and one-third of the Russell 3000® Index. The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

The Niemann Tactical Return Fund is distributed by Quasar Distributors, LLC.

NIEMANN TACTICAL RETURN FUND

EXPENSE EXAMPLE – August 31, 2011 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Niemann Tactical Return Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/11 – 8/31/11).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.75% and 2.50% per the operating expenses limitation agreement for the Niemann Tactical Return Fund – Class A shares and the Niemann Tactical Return Fund – Class C shares, respectively.  You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the Example below.  The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

NIEMANN TACTICAL RETURN FUND

EXPENSE EXAMPLE – August 31, 2011 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	3/1/11	8/31/11	3/1/11 – 8/31/11*
Class A Shares
Actual	$1,000.00	$ 866.30	$ 8.21
Hypothetical (5% return	$1,000.00	$1,016.34	$ 8.87
before expenses)

Class C Shares
Actual	$1,000.00	$ 862.80	$11.71
Hypothetical (5% return	$1,000.00	$1,012.57	$12.65
before expenses)

*
Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account values over the period, multiplied by 184 (days in most recent fiscal half-year) / 366 days to reflect the one-half year expense.  The annualized expense ratios of the Niemann Tactical Return Fund – Class A Shares and the Niemann Tactical Return Fund – Class C Shares are 1.75% and 2.50%, respectively.

ALLOCATION OF PORTFOLIO ASSETS – August 31, 2011 (Unaudited)

Percentages represent market value as a percentage of total investments.

NIEMANN TACTICAL RETURN FUND

SCHEDULE OF INVESTMENTS at August 31, 2011 (Unaudited)

Shares		Value

	EXCHANGE-TRADED FUNDS – 31.20%
20,000	iShares Barclays 3-7 Year Treasury Bond Fund	$2,425,600
60,000	iShares MSCI Malaysia Index Fund	853,200
5,000	PowerShares DB Precious Metals Fund*	333,050
46,000	ProShares Short Russell2000*	1,483,960
25,000	Rydex S&P 500 Pure Growth ETF	1,093,000
57,00	WisdomTree Emerging Markets Local Debt Fund	3,071,160

	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $9,330,296)	9,259,970

	MONEY MARKET FUNDS – 73.75%
21,892,050	Invesco STIT – Liquid Assets Portfolio –
	Institutional Class, 0.10%+	21,892,050
	TOTAL MONEY MARKET FUNDS
	(Cost $21,892,050)	21,892,050
	Total Investments in Securities
	(Cost $31,222,346) – 104.95%	31,152,020
	Liabilities in Excess of Other Assets – (4.95)%	(1,470,076)
	NET ASSETS – 100.0%	$29,681,944

ETFExchange-Traded Fund
*	Non-income producing security.
+	Rate shown is the 7-day yield as of August 31, 2011.

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2011 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $31,222,346)	$31,152,020
Cash	87,040
Receivables
Fund shares issued	21,700
Dividends and interest	1,126
Other receivables (Note 8)	33,073
Due from Advisor (Note 4)	236
Prepaid expenses	18,842
Total assets	31,314,037

LIABILITIES
Payables
Securities purchased	1,467,579
12b-1 fees	65,851
Fund shares redeemed	27,479
Transfer agent fees and expenses	12,763
Shareholder servicing fees	12,583
Administration fees	11,348
Fund accounting fees	10,742
Audit fees	8,066
Custody fees	7,797
Legal fees	3,223
Chief Compliance Officer fee	2,519
Accrued expenses	2,143
Total liabilities	1,632,093
NET ASSETS	$29,681,944

CALCULATION OF NET ASSET VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$19,402,104
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	2,140,073
Net asset value and redemption price per share	$9.07
Maximum offering price per share
(Net asset value per share divided by 95.00%)	$9.55
Class C
Net assets applicable to shares outstanding	$10,279,840
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	1,143,118
Net asset value and offering price per share (Note 1)	$8.99
COMPONENTS OF NET ASSETS
Paid-in capital	$33,122,168
Undistributed net investment loss	(211,972)
Accumulated net realized loss on investments	(3,157,926)
Net unrealized depreciation on investments	(70,326)
Net assets	$29,681,944

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

STATEMENT OF OPERATIONS
for the six months ended August 31, 2011 (Unaudited)

INVESTMENT INCOME
Income
Dividends (Net of foreign tax withholdings of $276)	$74,500
Interest	3,700
Total income	78,200

Expenses
Advisory fees (Note 4)	145,457
Shareholder Servicing fees – Class A (Note 6)	48,981
Shareholder Servicing fees – Class C (Note 6)	23,748
Distribution fees – Class A (Note 5)	24,490
Distribution fees – Class C (Note 5)	47,496
Transfer agent fees and expenses (Note 4)	29,830
Registration fees	23,335
Administration fees (Note 4)	22,977
Fund accounting fees (Note 4)	20,776
Custody fees (Note 4)	19,907
Audit fees	8,066
Chief Compliance Officer fee (Note 4)	5,686
Legal fees	5,380
Trustee fees	2,968
Reports to shareholders	2,814
Insurance expense	1,546
Other expenses	2,949
Total expenses	436,406
Less: Expenses waived and reimbursed by Advisor (Note 4)	(146,234)
Net expenses	290,172
Net investment loss	(211,972)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(3,318,462)
Net increase from payments by affiliates and net gain
realized on the disposal of investments in violation of investment
restrictions (Note 8)	78,924
Net change in unrealized depreciation on investments	(959,313)
Net realized and unrealized loss on investments	(4,198,851)
Net Decrease in Net Assets Resulting from Operations	$(4,410,823)

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	March 29, 2010*
	August 31, 2011	through
	(Unaudited)	February 28, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(211,972)	$(23,180)
Net realized gain (loss) on investments	(3,239,538)	130,527
Capital gain distributions
from regulated investment companies	—	10,171
Net change in unrealized
appreciation (depreciation) on investments	(959,313)	888,987
Net increase (decrease) in net assets
resulting from operations	(4,410,823)	1,006,505
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A	—	(31,195)
Class C	—	(4,711)
Total distributions to shareholders	—	(35,906)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	10,415,105	22,707,063
Total increase in net assets	6,004,282	23,677,662
NET ASSETS
Beginning of period	23,677,662	—
End of period	$29,681,944	$23,677,662
Undistributed net investment loss
at end of period	$(211,972)	$—

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a) A summary of share transactions is as follows:

Class A
	Six Months Ended		March 29, 2010*
	August 31, 2011		through
	(Unaudited)		February 28, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	825,250	$8,371,553	1,629,247	$16,455,926
Shares issued on
reinvestments of
distributions	—	—	2,820	29,270
Shares redeemed**	(257,288)	(2,522,678)	(59,956)	(598,721)
Net increase	567,962	$5,848,875	1,572,111	$15,886,475
** Net of redemption
fees of		$2,333		$3,069

Class C
	Six Months Ended		March 29, 2010*
	August 31, 2011		through
	(Unaudited)		February 28, 2011
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	476,243	$4,826,197	698,922	$6,878,219
Shares issued on
reinvestments of
distributions	—	—	432	4,471
Shares redeemed**	(26,313)	(259,967)	(6,166)	(62,102)
Net increase	449,930	$4,566,230	693,188	$6,820,588
** Net of redemption
fees of		$651		$193

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Class A
	Six Months Ended		March 29, 2010*
	August 31, 2011		through
	(Unaudited)		February 28, 2011
Net asset value, beginning of period	$10.47		$10.00

Income from investment operations:
Net investment loss(1)	(0.06	)^	(0.01	)^
Investment restriction violation (Note 8)	0.00#		—
Net realized and unrealized gain (loss)
on investments	(1.34)		0.50
Total from investment operations	(1.40)		0.49

Less distributions:
From net investment income	—		(0.03)
Total distributions	—		(0.03)

Paid-in capital from redemption fees	0.00	^#	0.01	^

Net asset value, end of period	$9.07		$10.47

Total return	-13.37	%+**	5.04	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$19,402		$16,454
Ratio of expenses to average net assets:(2)
Before expense reimbursement	2.76	%++	5.50	%++
After expense reimbursement	1.75	%++	1.75	%++
Ratio of net investment loss to average net assets:(2)
Before expense reimbursement	(2.23	%)++	(3.82	%)++
After expense reimbursement	(1.22	%)++	(0.07	%)++
Portfolio turnover rate	313.10	%+	433.73	%+

(1)	Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.

*	Commencement of operations.
^	Based on average shares outstanding.
#	Amount is less than $0.01.
**
Includes increase from payments made by the Advisor and net gain realized of 0.29% related to the disposal of securities held in violation of investment restrictions. Without these transactions, total return would have been -13.66%. Please refer to Note 8 for further details.

+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Class C
	Six Months Ended		March 29, 2010*
	August 31, 2011		through
	(Unaudited)		February 28, 2011
Net asset value, beginning of period	$10.42		$10.00

Income from investment operations:
Net investment loss(1)	(0.10	)^	(0.08	)^
Investment restriction violation (Note 8)	0.01		—
Net realized and unrealized gain (loss)
on investments	(1.34)		0.51
Total from investment operations	(1.43)		0.43

Less distributions:
From net investment income	—		(0.01)
Total distributions	—		(0.01)

Paid-in capital from redemption fees	0.00	^#	0.00	^#

Net asset value, end of period	$8.99		$10.42

Total return	-13.72	%+**	4.29	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$10,280		$7,224
Ratio of expenses to average net assets:(2)
Before expense reimbursement	3.50	%++	5.80	%++
After expense reimbursement	2.50	%++	2.50	%++
Ratio of net investment loss to average net assets:(2)
Before expense reimbursement	(2.95	%)++	(4.19	%)++
After expense reimbursement	(1.95	%)++	(0.89	%)++
Portfolio turnover rate	313.10	%+	433.73	%+

(1)	Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.

*	Commencement of operations.
^	Based on average shares outstanding.
#	Amount is less than $0.01.
**
Includes increase from payments made by the Advisor and net gain realized of 0.20% related to the disposal of securities held in violation of investment restrictions. Without these transactions, total return would have been -13.92%. Please refer to Note 8 for further details.

+	Not annualized.
++	Annualized.

The accompanying notes are an integral part of these financial statements.

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2011 (Unaudited)

NOTE 1 – ORGANIZATION

The Niemann Tactical Return Fund (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”)  as an open-end management investment company.  The investment objective of the Fund is to seek long-term capital appreciation.  The Fund currently offers Class A shares and Class C shares.  Class A shares are subject to a maximum front-end sales load of 5.00%, which decreases depending on the amount invested.  U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (the “Transfer Agent”), will assess a 1.00% contingent deferred sales charge (“CDSC”) on Class A share purchases of $1,000,000 or more if they are redeemed within twelve months of purchase, unless the dealer of record waived its commission.  The Transfer Agent, will assess a CDSC of 1.00% on Class C shares redeemed within twelve months of purchase.  The Fund commenced operations on March 29, 2010.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2011 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on a first-in, first-out basis.  Interest income is recorded on an accrual basis.  Dividend income, income and capital gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date.

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2011 (Unaudited), Continued

accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Redemption Fees:  The Fund charges a 1.00% redemption fee to shareholders who redeem shares held for 90 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.  During the six months ended August 31, 2011, Class A and Class C shares retained $2,333 and $651 in redemption fees, respectively.

F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of August 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2011 (Unaudited), Continued

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Securities: Short-term securities having a maturity of 60 days  or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of August 31, 2011:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,259,970	$—	$—	$9,259,970
Money Market Funds	21,892,050	—	—	21,892,050
Total Investments in Securities	$31,152,020	$—	$—	$31,152,020

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities. Transfers between levels are recognized at August 31, 2011,  the end of the reporting period. The Fund recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the six months ended August 31, 2011.

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2011 (Unaudited), Continued

New Accounting Pronouncement: On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, the Fund is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended August 31, 2011, Niemann Capital Management, Inc. (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended August 31, 2011, the Fund incurred $145,457 in advisory fees.

The Fund is responsible for its own operating expenses.  The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.75% and 2.50% of average daily net assets of the Fund’s Class A and Class C shares, respectively.  Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the six months ended August 31, 2011, the Advisor reduced its fees in the amount of $146,234; no amounts were reimbursed to the Advisor.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $367,155 at August 31, 2011.  The expense limitation will remain in effect through at least June 30, 2012, and

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2011 (Unaudited), Continued

may be terminated only by the Trust’s Board of Trustees.  Cumulative expenses subject to recapture expire as follows:

Year	Amount
2014	$220,921
2015	$146,234

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended August 31, 2011, the Fund incurred $22,977 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended August 31, 2011, the Fund incurred $20,776, $23,680, and $19,907 in fund accounting, transfer agency (excluding out-of-pocket expenses), and custody fees, respectively.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also employees of the Administrator.

For the six months ended August 31, 2011, the Fund was allocated $5,686 of the Chief Compliance Officer fee.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% and 1.00% of the average daily net assets of the Fund’s Class A shares and Class C shares, respectively.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended August 31, 2011, the Class A shares and the Class C shares paid the Distributor $24,490 and $47,496, respectively.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Fund has entered into a Shareholder Servicing Agreement (the “Agreement”) with the Advisor, under which the Class A shares and the Class C shares may pay servicing fees at an annual rate of 0.50% of the average daily net assets of each class.  Payments to

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2011 (Unaudited), Continued

the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the six months ended August 31, 2011, the Class A shares and the Class C shares incurred shareholder servicing fees of $48,981 and $23,748 under the Agreement, respectively.

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the six months ended August 31, 2011, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $66,514,185 and $74,562,326, respectively.

NOTE 8 – ADVISOR REIMBURSEMENT FOR LOSS DUE TO VIOLATION OF INVESTMENT RESTRICTIONS

On April 6, 2011 and August 31, 2011, the Fund received reimbursements from the Advisor related to net losses incurred on the disposal of investments that were purchased in violation of the Fund’s investment restrictions during the six months ended August 31, 2011. The losses realized from the sale of these investments were $18,259 and $33,073, respectively.  On June 13, 2011, the Fund earned realized gains of $27,592 on the disposal of an investment that was purchased in violation of the Fund’s investment restrictions during the six months ended August 31, 2011. The net reimbursements and realized gains comprise the “net increase from payments by affiliates and net gain realized on the disposal of investments in violation of investment restrictions” in the statement of operations.

NOTE 9 – SIGNIFICANT OWNERSHIP CONCENTRATION

At August 31, 2011, the Fund invested 73.75% of its total net assets in the Invesco STIT – Liquid Assets Portfolio – Institutional Class.  Although it’s not the Fund’s intent under it’s principal investment strategy to invest such a significant amount of its net assets in money market mutual funds, it may do so until the Fund’s advisor is able to invest in securities that present investment opportunities in line with the long-term strategy of the Fund.

The Invesco STIT – Liquid Assets Portfolio – Institutional Class’ investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

NIEMANN TACTICAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS at August 31, 2011 (Unaudited), Continued

NOTE 10 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

Net investment income/(loss) and net realized gains/(losses) can differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, partnership income and royalty trust income.

The distributions paid by the Fund during the six months ended August 31, 2011 and the year ended February 28, 2011, were characterized as follows:

	August 31, 2011	February 28, 2011
Ordinary income	$—	$35,906

Ordinary income distributions may include dividends paid from short-term capital gains.

As of February 28, 2011, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$22,079,351
Gross unrealized appreciation	985,384
Gross unrealized depreciation	(156,988)
Net unrealized appreciation	828,396
Undistributed ordinary income	147,894
Undistributed long-term capital gain	18,888
Total distributable earnings	166,782
Other accumulated gains/(losses)	(24,579)
Total accumulated earnings/(losses)	$970,599

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales, partnership income and royalty trusts.

NIEMANN TACTICAL RETURN FUND

NOTICE TO SHAREHOLDERS at August 31, 2011 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-626-6080 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2011

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2011 is available without charge, upon request, by calling 1-877-626-6080.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-877-626-6080.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-626-6080 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

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PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Advisor
Niemann Capital Management, Inc.
5615 Scotts Valley Drive, Suite 200
Scotts Valley, CA  95066

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI  53202
(877) 626-6080

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, NY  10022

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. To obtain a free prospectus please call (877) 626-6080.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/Douglas G. Hess
Douglas G. Hess, President

Date   October 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Douglas G. Hess
 Douglas G. Hess, President

Date   October 31, 2011

By (Signature and Title)* /s/Cheryl L. King
Cheryl L. King, Treasurer

Date   October 31, 2011

* Print the name and title of each signing officer under his or her signature